Fair Value - Schedule of Fair Value Non of Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets	₩ 11,394,606	₩ 10,154,644
Liabilities	9,842,415	10,555,633
Borrowings
Disclosure of detailed information about financial instruments [line items]
Liabilities	9,722,743	10,423,619
Other financial liabilities | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	105,810	132,011
Derivative financial liabilities for hedging purpose
Disclosure of detailed information about financial instruments [line items]
Liabilities	13,862	3
Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	2,047,996	1,322,740
Liabilities	0	0
Level 1 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Liabilities	0	0
Level 1 | Other financial liabilities | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	0	0
Level 1 | Derivative financial liabilities for hedging purpose
Disclosure of detailed information about financial instruments [line items]
Liabilities	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	492,737	747,357
Liabilities	9,737,037	10,423,622
Level 2 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Liabilities	9,722,743	10,423,619
Level 2 | Other financial liabilities | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	432	0
Level 2 | Derivative financial liabilities for hedging purpose
Disclosure of detailed information about financial instruments [line items]
Liabilities	13,862	3
Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	8,853,873	8,084,547
Liabilities	105,378	132,011
Level 3 | Borrowings
Disclosure of detailed information about financial instruments [line items]
Liabilities	0	0
Level 3 | Other financial liabilities | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities	105,378	132,011
Level 3 | Derivative financial liabilities for hedging purpose
Disclosure of detailed information about financial instruments [line items]
Liabilities	0	0
Derivative financial assets for hedging
Disclosure of detailed information about financial instruments [line items]
Assets	315,537	445,471
Derivative financial assets for hedging | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Derivative financial assets for hedging | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	315,537	445,471
Derivative financial assets for hedging | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Investment properties
Disclosure of detailed information about financial instruments [line items]
Assets	7,773,591	6,899,105
Investment properties | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Investment properties | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Investment properties | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	7,773,591	6,899,105
Financial assets at fair value through other comprehensive income | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Assets	107,644	114,774
Financial assets at fair value through other comprehensive income | Trade and other receivables | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Financial assets at fair value through other comprehensive income | Trade and other receivables | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	107,644	114,774
Financial assets at fair value through other comprehensive income | Trade and other receivables | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	0	0
Financial assets at fair value through other comprehensive income | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Assets	2,423,277	1,665,368
Financial assets at fair value through other comprehensive income | Other financial assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	2,044,434	1,317,120
Financial assets at fair value through other comprehensive income | Other financial assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	5,319	5,418
Financial assets at fair value through other comprehensive income | Other financial assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	373,524	342,830
Financial assets at fair value through profit or loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Assets	774,557	1,029,926
Financial assets at fair value through profit or loss | Other financial assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets	3,562	5,620
Financial assets at fair value through profit or loss | Other financial assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	64,237	181,694
Financial assets at fair value through profit or loss | Other financial assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets	₩ 706,758	₩ 842,612